Restrictions to the distribution of earnings	12 Months Ended
Dec. 31, 2025
Restriction To The Distribution Of Earnings [Abstract]
Restrictions to the distribution of earnings	Restrictions to the distribution of earnings
a)In accordance with the regulations of the BCRA, 20% of the income for the year plus/less adjustments of prior years’ results, transfers from other comprehensive income to unappropriated retained earnings and less the accumulated loss at the end of the previous year, if any, must be allocated to the legal reserve. Consequently, the next Shareholders’ Meeting must apply 49,998,273 of Retained Earnings to increase the balance of such reserve.
b)The mechanism to be followed by financial institutions to assess distributable balances is defined by the BCRA by means of the regulations in force on “Distribution of earnings” provided that certain situations are not verified, namely: to receive financial assistance from such entity due to illiquidity, shortfalls as regards minimum capital requirements or minimum cash requirements, to fall under the scope of the provisions of Sections 34 and 35 bis of the Financial Institutions Law (sections referred to regularization and correction plans and restructuring of the Entity), among other conditions detailed in the referred communication to be complied with. Furthermore, distribution of earnings as approved by the Entity’s Shareholders’ Meeting shall not be effective unless approved by the Superintendency of Financial and Foreign Exchange Institutions of the BCRA.
In addition, no distributions of earnings shall be made with the profits resulting from the first time application of IFRS Accounting Standards, which shall be included as a special reserve, and the balance of which as of December 31, 2025 amounted to 211,830,083 in accordance with BCRA GAAP.
Besides, the Entity shall verify that, once the proposed distribution of earnings is made, a capital conservation margin equivalent to 2.5% of the risk-weighted assets is kept, which is additional to the minimum capital requirement set forth by law, and shall be paid in with level 1 ordinary capital (COn1), net of deductible concepts (CDC0n1).
Pursuant to Communication "A" 8214, the BCRA provided that until December 31, 2025, financial institutions that have the BCRA's prior authorization may distribute earnings for up to 60% of the amount that would have corresponded to them in ten equal, monthly and consecutive installments (as from June 30, 2025 and not before the next to last business day of the following months). In addition, it established that the items used in determining the distributable earnings, and the amounts of the abovementioned installments should be computed in constant pesos as of the date of the Shareholders’ Meeting or as of the payment date of each installment, as applicable. Subsequently, by means of Communication "A" 8235, the BCRA established that financial institutions that resolve to distribute earnings within the framework of the provisions of Communication "A" 8214, should grant nonresident shareholders the option to collect their dividends –in full or in part– in a single installment in cash, provided that such funds be directly used for the primary subscription of Bonds for the reconstruction of a free Argentina (BOPREAL, for its acronym in Spanish) in accordance with current exchange regulations.
Pursuant to Communication “A” 8410 dated March 19, 2026, up to December 31, 2026, the Central Bank enabled financial entities that obtained its prior authorization, to distribute dividends for up to 60% of their “distributable profit” for the 2025 fiscal year in three equal, monthly and consecutive installments, starting from the third business day of May 2026 and with each such installment being paid no earlier than the third business day of each subsequent month.
c)Pursuant to the provisions of General Resolution 622 of the CNV, the Shareholders’ Meeting that considers the annual financial statements shall resolve upon the specific use of accumulated earnings of the Entity.

On April 28, 2023, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:
•To allocate 11,765,158 (104,952,420 in restated amounts) out of Unappropriated retained earnings for fiscal year 2022 to the Legal Reserve.
•To allocate 47,060,630 (419,809,678 in restated amounts) to Unappropriated retained earnings for fiscal year 2022 to the Optional Reserve for future distribution of earnings.
•To allocate 35,566,224 (223,089,193 in restated amounts) to the payment of dividends by partially reversing the Optional Reserve for future distribution of earnings.
•To request the BCRA for authorization to pay dividends for 50,401,015 (in nominal amounts).
On May 31, 2023, the BCRA approved the distribution of 50,401,015 as dividends which will be paid in kind through the delivery of 49,524,433,015 Argentine discount government bills in Argentine pesos (in nominal values), adjusted by CER and maturing on November 23, 2023 (ISIN ARARGE520DT9) Ticker X23N3 (Caja de Valores code 9197).
On April 26, 2024, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:
•To allocate 32,908,378 (94,270,211 in restated amounts) out of Unappropriated retained earnings for fiscal year 2023 to the Legal Reserve.
•To allocate 131,633,510 (377,080,843 in restated amounts) to Unappropriated retained earnings for fiscal year 2023 to the Optional Reserve for future distribution of earnings.
•To allocate 264,227,685 (667,608,056 in restated amounts) to the payment of dividends by partially reversing the Optional Reserve for future distribution of earnings.
•To request the BCRA for authorization to pay dividends for 264,227,685 (667,608,056 in restated values)
On May 3, 2024, the BCRA approved the distribution of 264,227,685 (667,608,056 in restated values) which were be paid as follows as established by Communications “A” 7997 and “A” 7999:
•Non-resident shareholders: they may opt to collect their dividends in a single installment in cash, provided that such funds be directly used for the primary subscription of BOPREAL. The payment in BOPREAL will be made on the date of the calculation of the bid made by the BCRA. In the event that they did not opt for the subscription of BOPREAL, the payment will be made in Argentine pesos unless they state their intention to receive payment through the delivery of Argentine Treasury bonds in Argentine pesos adjusted by CER (benchmark stabilization coefficient) at 4.25% maturing on December 13, 2024 (“T5X4”).
•Resident shareholders: it will be paid in Argentine pesos unless they state their intention to receive the T5X4 bond. Resident shareholders are not allowed to subscribe BOPREAL.

Both the payment in T5X4 and in Argentine pesos were made in three installments on May 14, June 11 and July 11, 2024.
On April 23, 2025, the General Ordinary and Extraordinary Shareholders’ Meeting was held and the following was approved:
•To allocate 70,648,487 (92,936,708 in restated amounts) out of Unappropriated retained earnings for fiscal year 2024 to the Legal Reserve.
•To allocate 282,593,950 (371,746,831 in restated amounts) to Unappropriated retained earnings for fiscal year 2024 to the Optional Reserve for future distribution of earnings.
•To allocate 89,413,163 (117,621,440 in restated amounts) to the payment of dividends by partially reversing the Optional Reserve for future distribution of earnings.
•To request the BCRA for authorization to pay dividends for 89,413,163 (117,621,440 in restated values)
On May 12, 2025, the BCRA approved the distribution of 89,413,163 (117,621,440 in restated amounts), which were paid as established by Communications “A” 8214 and “A” 8235:
•Non-resident shareholders: they may opt to collect their dividends in a single installment in cash, provided that such funds be directly used for the primary subscription of BOPREAL. The payment in BOPREAL was made on the date of the settlement of the bid made by the BCRA.
If they did not opt for the subscription of BOPREAL, the payment to nonresident shareholders will be made in Argentine pesos
•Resident shareholders: payment to resident shareholders will be made in pesos.
The payment to BOPREAL was made on June 25, 2025, while as of the date of publication of these financial statements, all installments for resident shareholders were paid, according to the following schedule:

2025 / 2026
No. Installment	Cut off Date	Payment Date	In Thousands of Argentine pesos
1	June 25, 2025	June 30, 2025	3,387,108
2	July 28, 2025	July 31, 2025	3,441,942
3	August 26, 2025	August 29, 2025	3,507,392
4	September 25, 2025	September 30, 2025	3,573,181
5	October 25, 2025	October 31, 2025	3,647,356
6	November 25, 2025	November 28, 2025	3,732,774
7	December 23, 2025	December 30, 2025	3,825,081
8	January 27, 2026	January 30, 2026	3,933,913
9	February 24, 2026	February 27, 2026	4,047,272
10	March 26, 2026	March 31, 2026	4,164,493
As of December 31, 2025, the amount of 11,801,738 recorded under Other liabilities refers to the remaining dividends payable approved by the meeting for fiscal 2024, which was fully paid as of the issuance date of these consolidated financial statements.